Intangible Assets	12 Months Ended
May 31, 2011
Intangible Assets
Intangible Assets
9.	INTANGIBLE ASSETS

Intangible assets, net consist of the following:

	As of May 31,
	2010	2011
Costs:
Intangible assets with indefinite lives:
Trademark	240	1,756
Intangible assets with finite lives:
Trademark	675	310
Courseware	110	57
Student base	—	3,045
License	—	422

	1,025	5,590

Accumulated amortization:
Trademark	(128)	(85)
Courseware	(110)	(55)
Student base	—	(457)
License	—	(17)

	(238)	(614)

Net Carrying Amount:
Intangible assets with indefinite lives:
Trademark	240	1,756
Intangible assets with finite lives:
Trademark	547	225
Courseware	—	2
Student base	—	2,588
License	—	405

	787	4,976

In connection to the disposal of Mingshitang during the year ended May 31, 2011, certain finite life intangible assets were disposed of.

The amortization expenses for acquired intangible assets for the years ended May 31, 2010 and 2011 were US$79 and US$529. The Company expects to record amortization expenses of US$665, US$663, US$661, US$661 and US$204 for the next five years through May 31, 2016, respectively, and remaining US$366 will be amortized after 2016.